AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2004

                                                   SECURITIES ACT FILE NO. 333-
                                      INVESTMENT COMPANY ACT FILE NO. 811-21507
=====================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [x]
                       PRE-EFFECTIVE AMENDMENT NO. __ [ ]
                       POST-EFFECTIVE AMENDMENT NO. __ [ ]
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               AMENDMENT NO. 3 [X]
                        (Check Appropriate Box or Boxes)
                                ----------------


                    EVERGREEN UTILITIES AND HIGH INCOME FUND
               (Exact Name of Registrant As Specified in Charter )

                               200 BERKELEY STREET
                              BOSTON, MA 02116-5034
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (617) 210-3200
                                                   ----------------
                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                              WILMINGTON, DE 19801
                     (Name and Address of Agent for Service)
                                ----------------
                                 With copies to:

                    DAVID C. MAHAFFEY                   SARAH E. COGAN
                SULLIVAN & WORCESTER LLP        SIMPSON THACHER & BARTLETT LLP
                   1666 K STREET, N.W.              425 LEXINGTON AVENUE
                 WASHINGTON, D.C. 20006           NEW YORK, NEW YORK 10017
                      ----------------              ----------------






                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box)

     [_]  when declared effective pursuant to section 8(c).

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the offering is 333-112631.

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

=====================================================================


     TITLE OF SECURITIES             AMOUNT BEING                  PROPOSED                    PROPOSED                  AMOUNT OF
       BEING REGISTERED               REGISTERED            MAXIMUM OFFERING PRICE              MAXIMUM                REGISTRATION
                                                                PER SHARE (1)                  AGGREGATE                    FEE
                                                                                          OFFERING PRICE (1)

 Common Shares (no par value)
    .............                   668,250 shares (2)              $20.00                    $13,365,000              $1693.35 (3)



=====================================================================

     (1) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457.

     (2) All of which may be purchased pursuant to an over-allotment option of 1,668,250 Shares granted by the Registrant to the Underwriters.

     (3) Transmitted prior to this filing to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.

                 EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

     This Registration Statement is being filed with respect to the registration of additional shares of Common Shares, no par value, of Evergreen Utilities and High Income Fund, a statutory trust organized under the laws of the State of Delaware, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective Registration Statement (File Nos. 333-112631 and 811-21507) are incorporated in this Registration Statement by reference.

     Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

                                            PART C -- OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (1)   FINANCIAL   STATEMENTS  -  Previously   filed  on  the   Registrant's
Registration Statement on Form N-2, Files Nos. 333-112631 and 811-21507.

     (2) EXHIBITS

     All references to the Registration Statement are to the Registrant's Registration Statement on Form N-2 as filed with the Commission on February 9, 2004, Files Nos. 333-112631 and 811-21507 (the "Registration Statement").

---------------------------- ------------------------------------------------------------------------

Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(1)                       Amended and Restated Certificate of Trust of Evergreen Utilities and
                             High Income Fund dated February 9, 2004 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(2)                       Amended and Restated Agreement and Declaration of Trust of Evergreen
                             Utilities and High Income Fund is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(b)                          Amended and Restated By-Laws are incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(c)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)                          Form of Share Certificate is incorporated by reference to
                             Pre-Effective Amendment No. 2 to the Registrant's Registration
                             Statement ("Pre-Effective Amendment No. 2").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)                          Terms and Conditions of Automatic Dividend Reinvestment Plan are
                             incorporated by reference to Pre-Effective Amendment No. 1 to the
                             Registrant's Registration Statement ("Pre-Effective Amendment No. 1").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(f)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(g)                          Form of Investment Advisory and Management Agreement between
                             Registrant and Evergreen Investment Management Company, LLC is
                             incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(1)                       Form of Underwriting Agreement is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(2)                       Form of Master Selected Dealer Agreement is incorporated by reference to Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)                          Deferred Compensation Plan is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)                          Form of Custodian Agreement by and between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Pre-Effective
                             Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(k)(1)                       Form of Administrative Services Agreement between Registrant and
                             Evergreen Investment Services, Inc. is incorporated by reference to
                             Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(k)(2)                       Form of Transfer Agency and Service Agreement is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(l)(1)                       Consent of Sullivan & Worcester LLP is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(l)                          Consent of Richards, Layton & Finger, P.A. is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(m)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(n)                          Consent of KPMG LLP is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(o)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)                          Initial Stock Purchase Agreement is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(q)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(r)(1)                       Code of Ethics for Evergreen Utilities and High Income Fund is
                             incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(r)(2)                       Code of Ethics for Evergreen Management Company, LLC is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(s)(1)                       Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(s)(2)                       Power of Attorney of Shirley L. Fulton is filed herein.
---------------------------- ------------------------------------------------------------------------

ITEM 25.   MARKETING ARRANGEMENTS

         See Exhibit (h) of Item 24(2) of this Registration Statement.

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration
Statement:

Registration fees                                                   $29,141
National Association of Securities Dealers, Inc. fee                $30,500
American Stock Exchange listing fee                                 $5,000
Printing (other than stock certificates)                            $50,000
Accounting fees and expenses                                        $10,000
Legal fees and expenses                                             $130,000
Underwriter expense reimbursement                                   $73,667
Engraving and Printing Certificates                                 $4,900
Miscellaneous                                                       $5,000
Marketing                                                           $131,792
Total                                                               $470,000

ITEM 27.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 28.   NUMBER OF HOLDERS OF SECURITIES (as of April 15, 2004)

TITLE OF CLASS                                    NUMBER OF RECORD HOLDERS
--------------                                    -------------
Common Shares                                            1

ITEM 29.  INDEMNIFICATION

     Prior to its commencement of operations, Registrant will have obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Amended and Restated Agreement and Declaration of Trust.

     The Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC contains provisions for the indemnification of the Registrant's Advisor.

     The Underwriting Agreement contains provisions requiring indemnification of the Registrant's underwriters by the Registrant.

     The Administrative Services Agreement between Registrant and Evergreen Investment Services, Inc. contains provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant's Administrator.

     The Transfer Agency and Service Agreement with the Registrant's transfer agent contains provisions for the indemnification of EquiServe Trust Company, N.A., the Registrant's transfer agent.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


         G. Kennedy Thompson       Chairman, Wachovia Corporation and
                                   Wachovia Bank, N.A., Chief Executive
                                   Officer, President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

         Mark C. Treanor           Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

         Robert T. Atwood          Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc. and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116.

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288.

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171.

     EquiServe Trust Company, N.A., 150 Royall Street, Canton, Massachusetts, 02021.

ITEM 32.   MANAGEMENT SERVICES

         Not applicable.

ITEM 33.   UNDERTAKINGS

(1) The Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if: (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Registrant hereby undertakes:

     (a) that for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

     (b) that for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant hereby undertakes to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, the Commonwealth of Massachusetts on the 28th day of April, 2004.

                                      EVERGREEN UTILITIES AND HIGH INCOME FUND


                                      By:  /s/ Dennis H. Ferro
                                             Dennis H. Ferro
                                             President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 2004.

         /s/ Carol A. Kosel
         -----------------------------
         Carol A. Kosel
         Treasurer
          (Principal Financial and Accounting Officer)

         /s/ Charles A. Austin, III         /s/ K. Dun Gifford               /s/ William Walt Pettit
         ------------------------------     ------------------------          -----------------------------------
         Charles A. Austin III*             K. Dun Gifford*                  William Walt Pettit*
         Trustee                            Trustee                          Trustee

         /s/ Gerald M. McDonnell                     /s/ Russell A. Salton, III MD
         -------------------------------            -------------------------------------
         Gerald M. McDonnell*                        Russell A. Salton, III MD*
         Trustee                                     Trustee

         /s/ Michael S. Scofield            /s/ David M. Richardson          /s/ Richard K. Wagoner
         ------------------------------     ---------------------------      -------------------------------
         Michael S. Scofield*               David M. Richardson*             Richard K. Wagoner*
         Chairman of the Board              Trustee                          Trustee
         and Trustee

          /s/ Leroy Keith, Jr.              /s/ Richard J. Shima             /s/ Shirley L. Fulton
         ------------------------------     ------------------------------   ------------------------------
         Leroy Keith, Jr.*                  Richard J. Shima*                Shirley L. Fulton*
         Trustee                            Trustee                          Trustee




         *By: /s/ Catherine F. Kennedy
                  ------------------------------
                  Catherine F. Kennedy
                  Attorney-in-Fact

     *Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.


                                                   EXHIBIT INDEX

---------------------------- ------------------------------------------------------------------------

Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(l)(1)                       Consent of Sullivan & Worcester LLP.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(l)(2)                       Consent of Richards, Layton & Finger, P.A.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(n)                          Consent of KPMG LLP.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(s)(2)                       Power of Attorney of Shirley L. Fulton.
---------------------------- ------------------------------------------------------------------------